LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

3. LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

	2023	2022
Furniture and education equipment	$29,690	$22,917
Computer equipment and software	66,439	68,248
Leasehold improvements	71,198	73,135
Leasehold improvement and equipment, gross	$167,327	$164,300
Less: accumulated depreciation	(150,728)	(147,929)
Leasehold improvement and equipment, net	$16,599	$16,371

Depreciation expense for the years ended December 31, 2023 and 2022 was $6,747 and $15,394, respectively. The Company did not record any long-lived asset impairment losses during the years ended December 31, 2023 and 2022.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS